INCOME TAXES (Tables)	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of significant components of the Company's deferred tax assets	Significant components of the Company's deferred tax assets and liabilities at April 30, 2023 and April 24, 2022 are as follows (in thousands):

	April 30, 2023	April 24, 2022
Deferred tax assets:
Accrued occupancy costs	$—	$597
Amount due to customers	1,474	1,657
Operating lease liabilities	28,481	25,785
Section 163(j) limitation	1,481	1,017
Net operating losses	14,961	9,069
Tax credits	4,328	4,171
Other accrued liabilities	97	54
Stock compensation	271	223
Property and equipment - State	2,002	2,625
Property and equipment - Federal	—	8,905
Other	3	3
Deferred tax assets	53,098	54,106
Valuation allowance	(43,021)	(38,756)
Net deferred tax assets	$10,077	$15,350

Deferred tax liabilities:
Property and equipment	$(4,599)	$—
Operating lease right-of-use assets	(5,478)	(15,350)
Total deferred tax liabilities	(10,077)	(15,350)
Net deferred tax liabilities	$—	$—

The Company’s net deferred tax assets at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Deferred tax assets
Capitalized start-up costs	$329,224	$4,009
Net operating loss carryforwards	—	2,334
Total deferred tax assets	329,224	6,343
Valuation allowance	(317,149)	(6,343)
Deferred tax liabilities
Accrued expenses & other	(12,075)	—
Total deferred tax liabilities	(12,075)	—
Net deferred tax assets	$—	—

Schedule of Income tax provision	The components of income tax expense are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Current:
State and local	$192	$38	$13
Total current	192	38	13
Income tax expense	$192	$38	$13

The components of the income tax provision for the years ended December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Current expense
Federal	$783,546	—
State	—	—
Deferred benefit
Federal	(312,476)	(4,673)
State	1,670	(1,670)
Change in Valuation Allowance	310,806	6,343
Income tax expense	$783,546	—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
The income tax provision attributable to net income (loss) differed from the amounts computed by applying the U.S. federal income tax rate of 21% to income (loss) before income tax for the years ended April 30, 2023, April 24, 2022, and April 25, 2021 due to the following (in thousands):

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
U.S. federal provision at statutory tax rate	$(1,540)	$(2,075)	$(6,297)
State income taxes, net of federal benefit	(711)	(762)	(1,387)
Permanent differences	102	140	148
PPP loan forgiveness	(1,755)	(573)	—
Stock compensation	(12)	(2)	(29)
Tax credits	(157)	(361)	(255)
Change in valuation allowance	4,265	3,671	7,833
Income tax expense	$192	$38	$13

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021is as follows:

	December 31,
	2022	2021
Statutory U.S. federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(18.15)%	0.00%
State taxes, net of federal tax benefit	(0.01)%	7.51%
Change in valuation allowance	1.88%	(28.51)%
Income tax provision	4.74%	0.00%